EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic earnings per share is calculated utilizing net income (loss) from continuing operations, net (loss) income from discontinued operations, or net (loss) income, available to common stockholders of the Company, divided by the weighted average number of shares of Class A Common Stock outstanding during the same period. Diluted EPS is calculated by dividing the net income (loss) from continuing operations, net (loss) income from discontinued operations, or net (loss) income, available for common stockholders, by the diluted weighted average shares outstanding for that period. The Company excludes securities from the calculation of diluted earnings per share if the effect of including such instruments is antidilutive.

Earnings per share for 2021 is calculated utilizing net income available to common stockholders of the Company since May 1, 2021 divided by the weighted average number of shares of Class A Common Stock outstanding during the same period. The Company’s outstanding equity-based compensation awards under its equity-based compensation arrangements (Note 15) were anti-dilutive during such period.

The computation of earnings per share and weighted average shares of the Company’s common stock outstanding for the period presented below (in thousands, except share and per share data):

	Year ended December 31, 2023	Year ended December 31, 2022	May 1, 2021 - December 31, 2021
Numerator for basic earnings (loss) per share
Numerator for continuing operations
Net income (loss) from continuing operations	$551,740	$310,000	$(493,677)
Less: Net income (loss) attributable to noncontrolling interests	194,618	187,701	(184,529)
Net income (loss) from continuing operations attributable to the Company	357,122	122,299	(309,148)
Adjustment to net income (loss) attributable to the Company	313	5,497	(1,798)
Net income (loss) from continuing operations attributable to EGH common shareholders- Basic	$357,435	$127,796	$(310,946)

Numerator for discontinued operations
Net income from discontinued operations	$5,729	$11,664	$19,136
Less: Net income attributable to noncontrolling interests	6,335	4,830	6,613
Net (loss) income from discontinued operations attributable to EGH common shareholders- Basic	$(606)	$6,834	$12,523

Net income (loss) attributable to EGH common shareholders for basic earnings (loss) per share	$356,829	$134,630	$(298,423)

	Year ended December 31, 2023	Year ended December 31, 2022	May 1, 2021 - December 31, 2021
Numerator for diluted (loss) earnings per share
Numerator for continuing operations
Net income (loss) from continuing operations	$551,740	$310,000	$(493,677)
Less: Net income (loss) attributable to noncontrolling interests	23,379	191,900	(184,529)
Net income (loss) from continuing operations attributable to the Company	528,361	118,100	(309,148)
Adjustment to net income (loss) attributable to the Company	313	5,497	(1,798)
Net income (loss) from continuing operations attributable to EGH common shareholders- Diluted	$528,674	$123,597	$(310,946)

Numerator for discontinued operations
Net income from discontinued operations	$5,729	$11,664	$19,136
Less: Net income attributable to noncontrolling interests	6,335	4,830	6,613
Net (loss) income from discontinued operations attributable to EGH common shareholders- Diluted	$(606)	$6,834	$12,523

Net income (loss) attributable to EGH common shareholders for diluted earnings (loss) per share	$528,068	$130,431	$(298,423)

	Year ended December 31, 2023	Year ended December 31, 2022	May 1, 2021 - December 31, 2021
Denominator for basic and diluted earnings (loss) per share
Weighted average Class A Common Shares outstanding - Basic	298,915,993	281,369,848	262,119,930
Additional shares assuming exchange of all EOC Profits Units	802,961	1,567,981	—
Additional shares from RSUs, Stock Options and Phantom Units, as calculated using the treasury stock method	2,178,731	1,870,980	—
Additional shares assuming exchange of all Endeavor Operating Units and Endeavor Manager Units	157,836,630	—	—
Additional shares assuming redemption of redeemable non-controlling interests	5,128,584	2,899,023	—
Weighted average number of shares used in computing diluted earnings (loss) per share	464,862,899	287,707,832	262,119,930

	Year ended December 31, 2023	Year ended December 31, 2022	May 1, 2021 - December 31, 2021
Earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$1.19	$0.46	$(1.19)
Basic earnings per share from discontinued operations	—	0.02	0.05
Basic	1.19	0.48	(1.14)

Diluted earnings (loss) per share from continuing operations	1.14	0.43	(1.19)
Diluted earnings per share from discontinued operations	—	0.02	0.05
Diluted	1.14	0.45	(1.14)

	Year ended December 31, 2023	Year ended December 31, 2022	May 1, 2021 - December 31, 2021
Securities that are anti-dilutive for the period
Stock Options	4,083,844	2,512,767	3,350,666
Unvested RSUs	1,111,228	1,244,709	7,278,193
Manager LLC Units	—	23,242,032	26,415,650
EOC Common Units	—	141,711,612	144,549,587
EOC Profits Interest & Phantom Units	—	—	16,068,906
Accelerated share repurchase agreement	(948,343)	—	—